                       SUPPLEMENT DATED MAY 19, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On March 18, 2008, the Board of Trustees (the "Board") for the XTF Advisors Trust (the "Trust") voted to liquidate the ETF 60 Portfolio (the "Portfolio"). The Board concluded that the Portfolio should cease operations due to its relatively small asset size and insufficient evidence of future asset growth opportunities. Final liquidation of the Portfolio will occur on June 20, 2008. Assets held by the Subaccount invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on June 20, 2008, to the GE Investments Funds, Inc. -- Money Market Fund.

In accordance with the Board's decision to terminate operations, effective May 1, 2008, shares of the Portfolio are no longer available under your contract for new purchase payments, transfers and asset rebalancing. As a result, shares of the Portfolio are also unavailable under your Investment Strategy for certain of the living benefit rider options. We have removed the Portfolio as a Designated Subaccount in the Investment Strategy effective May 1, 2008. Because this change may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to the Portfolio will be considered not in good order.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Please note, however, that the Portfolio is also part of the Investment Strategy for certain of the living benefit rider options. The benefits a contract owner receives under these living benefit riders may be reduced if, after the transfer, the owner's assets are not allocated in accordance with the prescribed Investment Strategy for the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. The current Investment Strategy for the living benefit riders is also provided below.

Transfers made from the Portfolio during the period of April 10, 2008 to June 20, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

19774 SUPPA 05/19/08

Subaccounts:

                                                                      Adviser (and Sub-Adviser(s),
                Subaccount Investing In       Investment Objective           as applicable)
                --------------------------------------------------------------------------------------
AIM VARIABLE    AIM V.I. Basic Value Fund --  Long-term growth of  Invesco AIM Advisors, Inc.
INSURANCE FUNDS Series II shares              capital.             (formerly, A I M Advisors, Inc.)
                                                                   (subadvised by AIM Funds
                                                                   Management Inc.; Invesco Global
                                                                   Asset Management (N.A.), Inc.;
                                                                   Invesco Institutional (N.A.), Inc.;
                                                                   Invesco Senior Secured
                                                                   Management, Inc.; Invesco Hong
                                                                   Kong Limited; Invesco Asset
                                                                   Management Limited; Invesco Asset
                                                                   Management (Japan) Limited;
                                                                   Invesco Asset Management
                                                                   Deutschland, GmbH; and Invesco
                                                                   Australia Limited)
                --------------------------------------------------------------------------------------
                AIM V.I. Capital Appreciation Growth of capital.   Invesco AIM Advisors, Inc.
                Fund -- Series I shares                            (formerly, A I M Advisors, Inc.)
                                                                   (subadvised by AIM Funds
                                                                   Management Inc.; Invesco Global
                                                                   Asset Management (N.A.), Inc.;
                                                                   Invesco Institutional (N.A.), Inc.;
                                                                   Invesco Senior Secured
                                                                   Management, Inc.; Invesco Hong
                                                                   Kong Limited; Invesco Asset
                                                                   Management Limited; Invesco Asset
                                                                   Management (Japan) Limited;
                                                                   Invesco Asset Management
                                                                   Deutschland, GmbH; and Invesco
                                                                   Australia Limited)
                --------------------------------------------------------------------------------------
                AIM V.I. Core Equity Fund --  Growth of capital.   Invesco AIM Advisors, Inc.
                Series I shares                                    (formerly, A I M Advisors, Inc.)
                                                                   (subadvised by AIM Funds
                                                                   Management Inc.; Invesco Global
                                                                   Asset Management (N.A.), Inc.;
                                                                   Invesco Institutional (N.A.), Inc.;
                                                                   Invesco Senior Secured
                                                                   Management, Inc.; Invesco Hong
                                                                   Kong Limited; Invesco Asset
                                                                   Management Limited; Invesco Asset
                                                                   Management (Japan) Limited;
                                                                   Invesco Asset Management
                                                                   Deutschland, GmbH; and Invesco
                                                                   Australia Limited)
                --------------------------------------------------------------------------------------
                AIM V.I. International Growth Long-term growth of  Invesco AIM Advisors, Inc.
                Fund -- Series II shares      capital.             (formerly, A I M Advisors, Inc.)
                                                                   (subadvised by AIM Funds
                                                                   Management Inc.; Invesco Global
                                                                   Asset Management (N.A.), Inc.;
                                                                   Invesco Institutional (N.A.), Inc.;
                                                                   Invesco Senior Secured
                                                                   Management, Inc.; Invesco Hong
                                                                   Kong Limited; Invesco Asset
                                                                   Management Limited; Invesco Asset
                                                                   Management (Japan) Limited;
                                                                   Invesco Asset Management
                                                                   Deutschland, GmbH; and Invesco
                                                                   Australia Limited)
                --------------------------------------------------------------------------------------

                                                                                    Adviser (and Sub-Adviser(s),
                        Subaccount Investing In           Investment Objective             as applicable)
                        -------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Balanced       Seeks to maximize       AllianceBernstein, L.P.
VARIABLE PRODUCTS       Wealth Strategy Portfolio --     total return consistent
SERIES FUND, INC.       Class B                          with the adviser's
                                                         determination of
                                                         reasonable risk.
                        -------------------------------------------------------------------------------------------
                        AllianceBernstein Global         Long-term growth of     AllianceBernstein, L.P.
                        Technology Portfolio -- Class B  capital.
                        -------------------------------------------------------------------------------------------
                        AllianceBernstein Growth and     Long-term growth of     AllianceBernstein, L.P.
                        Income Portfolio -- Class B      capital.
                        -------------------------------------------------------------------------------------------
                        AllianceBernstein International  Long-term growth of     AllianceBernstein, L.P.
                        Value Portfolio -- Class B       capital.
                        -------------------------------------------------------------------------------------------
                        AllianceBernstein Large Cap      Long-term growth of     AllianceBernstein, L.P.
                        Growth Portfolio -- Class B      capital.
                        -------------------------------------------------------------------------------------------
                        AllianceBernstein Small Cap      Long-term growth of     AllianceBernstein, L.P.
                        Growth Portfolio -- Class B      capital.
                        -------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --  Pursues long-term       American Century Investment
VARIABLE PORTFOLIOS II, Class II                         total return using a    Management, Inc.
INC.                                                     strategy that seeks to
                                                         protect against U.S.
                                                         inflation.
                        -------------------------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I. Fund  Seeks capital           BlackRock Advisors, LLC
SERIES FUNDS, INC.      -- Class III Shares              appreciation, and       (subadvised by BlackRock
                                                         secondarily, income.    Investment Management, LLC)
                        -------------------------------------------------------------------------------------------
                        BlackRock Global Allocation V.I. Seeks high total        BlackRock Advisors, LLC
                        Fund -- Class III Shares         investment return.      (subadvised by BlackRock
                                                                                 Investment Management, LLC and
                                                                                 BlackRock Asset Management U.K.
                                                                                 Limited)
                        -------------------------------------------------------------------------------------------
                        BlackRock Large Cap Growth V.I.  Seeks long-term         BlackRock Advisors, LLC
                        Fund -- Class III Shares         capital growth.         (subadvised by BlackRock
                                                                                 Investment Management, LLC)
                        -------------------------------------------------------------------------------------------
                        BlackRock Value Opportunities    Seeks long-term         BlackRock Advisors, LLC
                        V.I. Fund -- Class III Shares    growth of capital.      (subadvised by BlackRock
                                                                                 Investment Management, LLC)
                        -------------------------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico Growth Fund,    The fund seeks long-    Columbia Management Advisors,
VARIABLE INSURANCE      Variable Series -- Class A       term growth of          LLC (subadvised by Marsico Capital
TRUST I                                                  capital.                Management, LLC)
                        -------------------------------------------------------------------------------------------
                        Columbia Marsico International   The fund seeks long-    Columbia Management Advisors,
                        Opportunities Fund, Variable     term growth of          LLC (subadvised by Marsico Capital
                        Series -- Class B                capital.                Management, LLC)
                        -------------------------------------------------------------------------------------------
EATON VANCE VARIABLE    VT Floating-Rate Income Fund     To provide a high       Eaton Vance Management
TRUST                                                    level of current
                                                         income.
                        -------------------------------------------------------------------------------------------
                        VT Worldwide Health Sciences     Seeks long-term         OrbiMed Advisors, LLC
                        Fund                             capital growth by
                                                         investing in a
                                                         worldwide and
                                                         diversified portfolio
                                                         of health sciences
                                                         companies.
                        -------------------------------------------------------------------------------------------
EVERGREEN VARIABLE      Evergreen VA Omega Fund --       Seeks long term         Evergreen Investment Management
ANNUITY TRUST           Class 2                          capital growth.         Company, LLC
                        -------------------------------------------------------------------------------------------

                                                                                  Adviser (and Sub-Adviser(s),
                     Subaccount Investing In            Investment Objective             as applicable)
                     ---------------------------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond        Seeks high current      Federated Investment Management
SERIES               Fund II -- Service Class          income by investing     Company
                                                       in lower-rated
                                                       corporate debt
                                                       obligations,
                                                       commonly referred to
                                                       as "junk bonds."
                     ---------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II --     Seeks capital           Federated Equity Management
                     Service Shares                    appreciation.           Company of Pennsylvania
                                                                               (subadvised by Federated Global
                                                                               Investment Management Corp.)
                     ---------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio -- Service Seeks income and        Fidelity Management & Research
INSURANCE PRODUCTS   Class 2                           capital growth          Company (FMR) (subadvised by
FUND                                                   consistent with         Fidelity Investments Money
                                                       reasonable risk.        Management, Inc. (FIMM), FMR
                                                                               Co., Inc. (FMRC), Fidelity Research
                                                                               & Analysis Company (FRAC),
                                                                               Fidelity Management & Research
                                                                               (U.K.) Inc. (FMR U.K.), Fidelity
                                                                               International Investment Advisors
                                                                               (FIIA), Fidelity International
                                                                               Investment Advisors (U.K.) Limited
                                                                               (FIIA(U.K.)L), and Fidelity
                                                                               Investments Japan Limited (FIJ))
                     ---------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --    Seeks long-term         FMR (subadvised by FMRC, FRAC,
                     Service Class 2                   capital appreciation.   FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                               FIJ)
                     ---------------------------------------------------------------------------------------------
                     VIP Dynamic Capital Appreciation  Seeks capital           FMR (subadvised by FMRC, FRAC,
                     Portfolio -- Service Class 2      appreciation.           FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                               FIJ)
                     ---------------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --    Seeks reasonable        FMR (subadvised by FMRC, FRAC,
                     Service Class 2                   income. The fund will   FMR U.K., FIIA, FIIA(U.K.)L, and
                                                       also consider the       FIJ)
                                                       potential for capital
                                                       appreciation. The
                                                       fund's goal is to
                                                       achieve a yield which
                                                       exceeds the composite
                                                       yield on the securities
                                                       comprising the
                                                       Standard & Poor's
                                                       500/SM/ Index (S&P
                                                       500(R)).
                     ---------------------------------------------------------------------------------------------
                     VIP Growth Portfolio --           Seeks to achieve        FMR (subadvised by FMRC, FRAC,
                     Service Class 2                   capital appreciation.   FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                               FIJ)
                     ---------------------------------------------------------------------------------------------
                     VIP Growth & Income Portfolio     Seeks high total        FMR (subadvised by FMRC, FRAC,
                     -- Service Class 2                return through a        FMR U.K., FIIA, FIIA(U.K.)L, and
                                                       combination of          FIJ)
                                                       current income and
                                                       capital appreciation.
                     ---------------------------------------------------------------------------------------------
                     VIP Investment Grade Bond         Seeks as high a level   FMR (subadvised by FIMM, FRAC,
                     Portfolio -- Service Class 2      of current income as    FIIA and FIIA(U.K.)L)
                                                       is consistent with the
                                                       preservation of
                                                       capital.
                     ---------------------------------------------------------------------------------------------

                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount Investing In            Investment Objective            as applicable)
                   -------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --          Seeks long-term         FMR (subadvised by FMRC, FRAC,
                   Service Class 2                   growth of capital.      FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                             FIJ)
                   -------------------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio -- Seeks capital           FMR (subadvised by FMRC, FRAC,
                   Service Class 2                   appreciation.           FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                             FIJ)
                   -------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities        Seeks to maximize       Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares            income while
PRODUCTS TRUST                                       maintaining prospects
                                                     for capital
                                                     appreciation. The
                                                     fund normally invests
                                                     in both equity and
                                                     debt securities. The
                                                     fund seeks income by
                                                     investing in corporate,
                                                     foreign and U.S.
                                                     Treasury bonds as
                                                     well as stocks with
                                                     dividend yields the
                                                     manager believes are
                                                     attractive.
                   -------------------------------------------------------------------------------------------
                   Franklin Templeton VIP Founding   Seeks capital           Franklin Templeton Services, LLC
                   Funds Allocation Fund -- Class 2  appreciation, with      (the fund's administrator)
                   Shares                            income as a
                                                     secondary goal. The
                                                     fund normally invests
                                                     equal portions in
                                                     Class 1 shares of
                                                     Franklin Income
                                                     Securities Fund;
                                                     Mutual Shares
                                                     Securities Fund; and
                                                     Templeton Growth
                                                     Securities Fund.
                   -------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital           Franklin Mutual Advisers, LLC
                   Class 2 Shares                    appreciation, with
                                                     income as a
                                                     secondary goal. The
                                                     fund normally invests
                                                     primarily in U.S. and
                                                     foreign equity
                                                     securities that the
                                                     manager believes are
                                                     undervalued. The
                                                     fund also invests, to a
                                                     lesser extent in risk
                                                     arbitrage securities
                                                     and distressed
                                                     companies.
                   -------------------------------------------------------------------------------------------
                   Templeton Growth Securities       Seeks long-term         Templeton Global Advisors Limited
                   Fund -- Class 2 Shares            capital growth. The
                                                     fund normally invests
                                                     primarily in equity
                                                     securities of
                                                     companies located
                                                     anywhere in the
                                                     world, including those
                                                     in the U.S. and in
                                                     emerging markets.
                   -------------------------------------------------------------------------------------------

                                                                          Adviser (and Sub-Adviser(s),
               Subaccount Investing In           Investment Objective            as applicable)
               -----------------------------------------------------------------------------------------
GE INVESTMENTS Core Value Equity Fund --        Seeks long-term         GE Asset Management Incorporated
FUNDS, INC.    Class 1 Shares (formerly, Value  growth of capital and
               Equity Fund)                     future income.
               -----------------------------------------------------------------------------------------
               Income Fund -- Class 1 Shares    Seeks maximum           GE Asset Management Incorporated
                                                income consistent
                                                with prudent
                                                investment
                                                management and the
                                                preservation of
                                                capital.
               -----------------------------------------------------------------------------------------
               Mid-Cap Equity Fund -- Class 1   Seeks long-term         GE Asset Management Incorporated
               Shares                           growth of capital and
                                                future income.
               -----------------------------------------------------------------------------------------
               Money Market Fund/2/             Seeks a high level of   GE Asset Management Incorporated
                                                current income
                                                consistent with the
                                                preservation of capital
                                                and the maintenance
                                                of liquidity.
               -----------------------------------------------------------------------------------------
               Premier Growth Equity Fund --    Seeks long-term         GE Asset Management Incorporated
               Class 1 Shares                   growth of capital and
                                                future income rather
                                                than current income.
               -----------------------------------------------------------------------------------------
               Real Estate Securities Fund --   Seeks maximum total     GE Asset Management Incorporated
               Class 1 Shares                   return through current  (subadvised by Urdang Securities
                                                income and capital      Management, Inc.)
                                                appreciation.
               -----------------------------------------------------------------------------------------
               S&P 500(R) Index Fund/3/         Seeks growth of         GE Asset Management Incorporated
                                                capital and             (subadvised by SSgA Funds
                                                accumulation of         Management, Inc.)
                                                income that
                                                corresponds to the
                                                investment return of
                                                S&P's 500 Composite
                                                Stock Index.
               -----------------------------------------------------------------------------------------
               Small-Cap Equity Fund -- Class 1 Seeks long-term         GE Asset Management Incorporated
               Shares                           growth of capital.      (subadvised by Palisade Capital
                                                                        Management, L.L.C.)
               -----------------------------------------------------------------------------------------
               Total Return Fund/1/             Seeks the highest total GE Asset Management Incorporated
                                                return, composed of
                                                current income and
                                                capital appreciation,
                                                as is consistent with
                                                prudent investment
                                                risk.
               -----------------------------------------------------------------------------------------
               U.S. Equity Fund -- Class 1      Seeks long-term         GE Asset Management Incorporated
               Shares                           growth of capital.
               -----------------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /2/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /3/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                                   Adviser (and Sub-Adviser(s),
                      Subaccount Investing In             Investment Objective            as applicable)
                      --------------------------------------------------------------------------------------------
JANUS ASPEN SERIES    Balanced Portfolio -- Service      Seeks long-term         Janus Capital Management LLC
                      Shares                             capital growth,
                                                         consistent with
                                                         preservation of capital
                                                         and balanced by
                                                         current income.
                      --------------------------------------------------------------------------------------------
                      Forty Portfolio -- Service Shares  A non-diversified       Janus Capital Management LLC
                                                         portfolio/2/ that seeks
                                                         long-term growth of
                                                         capital.
                      --------------------------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners Variable       Seeks capital           Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST Aggressive Growth Portfolio --     appreciation. This      LLC (subadvised by ClearBridge
                      Class II                           objective may be        Advisors, LLC)
                                                         changed without
                                                         shareholder approval.
                      --------------------------------------------------------------------------------------------
                      Legg Mason Partners Variable       Seeks long-term         Legg Mason Partners Fund Advisor,
                      Fundamental Value Portfolio --     capital growth with     LLC (subadvised by ClearBridge
                      Class I                            income as a             Advisors, LLC)
                                                         secondary
                                                         consideration. This
                                                         objective may be
                                                         changed without
                                                         shareholder approval.
                      --------------------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth Stock      The fund's investment   Massachusetts Financial Services
INSURANCE TRUST       Series -- Service Class Shares     objective is to seek    Company
                                                         capital appreciation.
                                                         The fund's objective
                                                         may be changed
                                                         without shareholder
                                                         approval.
                      --------------------------------------------------------------------------------------------
                      MFS(R) Investors Trust Series --   The fund's investment   Massachusetts Financial Services
                      Service Class Shares               objective is to seek    Company
                                                         capital appreciation.
                                                         The fund's objective
                                                         may be changed
                                                         without shareholder
                                                         approval.
                      --------------------------------------------------------------------------------------------
                      MFS(R) Total Return Series --      The fund's investment   Massachusetts Financial
                      Service Class Shares               objective is to seek    Services Company
                                                         total return. The
                                                         fund's objective may
                                                         be changed without
                                                         shareholder approval.
                      --------------------------------------------------------------------------------------------
                      MFS(R) Utilities Series -- Service The fund's investment   Massachusetts Financial Services
                      Class Shares                       objective is to seek    Company
                                                         total return. The
                                                         fund's objective may
                                                         be changed without
                                                         shareholder approval.
                      --------------------------------------------------------------------------------------------

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                              Adviser (and Sub-Adviser(s),
                     Subaccount Investing In           Investment Objective          as applicable)
                     -------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Balanced Fund/VA    Seeks a high total          OppenheimerFunds, Inc.
ACCOUNT FUNDS        -- Service Shares               investment return,
                                                     which includes
                                                     current income and
                                                     capital appreciation in
                                                     the value of its shares.
                     -------------------------------------------------------------------------------------
                     Oppenheimer Capital             Seeks capital               OppenheimerFunds, Inc.
                     Appreciation Fund/VA -- Service appreciation by
                     Shares                          investing in securities
                                                     of well-known
                                                     established
                                                     companies.
                     -------------------------------------------------------------------------------------
                     Oppenheimer Global Securities   Seeks long-term             OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares       capital appreciation
                                                     by investing a
                                                     substantial portion of
                                                     its assets in securities
                                                     of foreign issuers,
                                                     "growth-type"
                                                     companies, cyclical
                                                     industries and special
                                                     situations that are
                                                     considered to have
                                                     appreciation
                                                     possibilities.
                     -------------------------------------------------------------------------------------
                     Oppenheimer Main Street Fund/   Seeks high total            OppenheimerFunds, Inc.
                     VA -- Service Shares            return (which includes
                                                     growth in the value of
                                                     its shares as well as
                                                     current income) from
                                                     equity and debt
                                                     securities.
                     -------------------------------------------------------------------------------------
                     Oppenheimer Main Street Small   Seeks capital               OppenheimerFunds, Inc.
                     Cap Fund/VA -- Service Shares   appreciation.
                     -------------------------------------------------------------------------------------
                     Oppenheimer MidCap Fund/VA      Seeks capital               OppenheimerFunds, Inc.
                     -- Service Shares               appreciation by
                                                     investing in "growth
                                                     type" companies.
                     -------------------------------------------------------------------------------------

                                                                          Adviser (and Sub-Adviser(s),
                Subaccount Investing In            Investment Objective          as applicable)
                ---------------------------------------------------------------------------------------
PIMCO VARIABLE  All Asset Portfolio -- Advisor    Seeks maximum real      Pacific Investment Management
INSURANCE TRUST Class Shares                      return consistent with  Company LLC
                                                  preservation of real
                                                  capital and prudent
                                                  investment
                                                  management.
                ---------------------------------------------------------------------------------------
                High Yield Portfolio --           Seeks maximum total     Pacific Investment Management
                Administrative Class Shares       return, consistent with Company LLC
                                                  preservation of capital
                                                  and prudent
                                                  investment
                                                  management. Invests
                                                  at least 80% of its
                                                  assets in a diversified
                                                  portfolio of high yield
                                                  securities ("junk
                                                  bonds") rated below
                                                  investment grade but
                                                  rated at least Caa by
                                                  Moody's or CCC by
                                                  S&P, or, if unrated,
                                                  determined by
                                                  PIMCO to be of
                                                  comparable quality,
                                                  subject to a maximum
                                                  of 5% of its total
                                                  assets in securities
                                                  rated Caa by Moody's
                                                  or CCC by S&P, or, if
                                                  unrated, determined
                                                  by PIMCO to be of
                                                  comparable quality.
                ---------------------------------------------------------------------------------------
                Long-Term U.S. Government         Seeks maximum total     Pacific Investment Management
                Portfolio -- Administrative Class return, consistent with Company LLC
                Shares                            preservation of capital
                                                  and prudent
                                                  investment
                                                  management.
                ---------------------------------------------------------------------------------------
                Low Duration Portfolio --         Seeks maximum total     Pacific Investment Management
                Administrative Class Shares       return, consistent with Company LLC
                                                  preservation of capital
                                                  and prudent
                                                  investment
                                                  management.
                ---------------------------------------------------------------------------------------
                Total Return Portfolio --         Seeks maximum total     Pacific Investment Management
                Administrative Class Shares       return, consistent with Company LLC
                                                  preservation of capital
                                                  and prudent
                                                  investment
                                                  management.
                ---------------------------------------------------------------------------------------

                                                                                   Adviser (and Sub-Adviser(s),
                      Subaccount Investing In            Investment Objective             as applicable)
                      --------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II    Seeks long-term         Prudential Investments LLC
FUND                  Shares                            growth of capital.      (subadvised by Jennison Associates
                                                                                LLC)
                      --------------------------------------------------------------------------------------------
                      Jennison 20/20 Focus Portfolio -- Seeks long-term         Prudential Investments LLC
                      Class II Shares                   growth of capital.      (subadvised by Jennison Associates
                                                                                LLC)
                      --------------------------------------------------------------------------------------------
                      Natural Resources Portfolio --    Seeks long-term         Prudential Investments LLC
                      Class II Shares                   growth of capital.      (subadvised by Jennison Associates
                                                                                LLC)
                      --------------------------------------------------------------------------------------------
RYDEX VARIABLE        NASDAQ-100(R) Fund (formerly,     Seeks to provide        Rydex Investments
TRUST                 OTC Fund)/1/                      investment results that
                                                        correspond to a
                                                        benchmark for over-
                                                        the-counter securities.
                                                        The fund's current
                                                        benchmark is the
                                                        NASDAQ 100
                                                        Index(TM).
                      --------------------------------------------------------------------------------------------
THE UNIVERSAL         Equity and Income Portfolio --    Seeks both capital      Morgan Stanley Investment
INSTITUTIONAL FUNDS,  Class II Shares                   appreciation and        Management Inc.
INC.                                                    current income.
                      --------------------------------------------------------------------------------------------
VAN KAMPEN LIFE       Comstock Portfolio -- Class II    Seeks capital growth    Van Kampen Asset Management
INVESTMENT TRUST      Shares                            and income through
                                                        investments in equity
                                                        securities, including
                                                        common stocks,
                                                        preferred stocks and
                                                        securities convertible
                                                        into common and
                                                        preferred stocks.
                      --------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                               Adviser (and Sub-Adviser(s),
                       Subaccount Investing In        Investment Objective            as applicable)
                       ----------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Asset Manager/SM/          Seeks to obtain high  Fidelity Management & Research
INSURANCE PRODUCTS     Portfolios --                  total return with     Company (FMR) (subadvised by
FUND                   Service Class 2                reduced risk over the Fidelity Investments Money
                                                      long term by          Management, Inc. (FIMM), FMR
                                                      allocating its assets Co., Inc. (FMRC), Fidelity Research
                                                      among stocks, bonds,  & Analysis Company (FRAC),
                                                      and short-term        Fidelity Management & Research
                                                      instruments.          (U.K.) Inc. (FMR U.K.), Fidelity
                                                                            International Investment Advisors
                                                                            (FIIA), Fidelity International
                                                                            Investment Advisors (U.K.) Limited
                                                                            (FIIA(U.K.)L), and Fidelity
                                                                            Investments Japan Limited (FIJ))
                       ----------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE Goldman Sachs Mid Cap Value    Seeks long-term       Goldman Sachs Asset Management,
INSURANCE TRUST        Fund                           capital appreciation. L.P.
                       ----------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) New Discovery Series -- The fund's investment Massachusetts Financial Services
INSURANCE TRUST        Service Class Shares           objective is to seek  Company
                                                      capital appreciation.
                                                      The fund's objective
                                                      may be changed
                                                      without shareholder
                                                      approval.
                       ----------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                               Adviser (and Sub-Adviser(s),
                      Subaccount Investing In          Investment Objective           as applicable)
                      ----------------------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners Variable    Seeks total return (a  Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST Capital and Income Portfolio -- combination of         LLC (subadvised by ClearBridge
                      Class II                        income and long-term   Advisors, LLC, Western Asset
                                                      capital appreciation). Management Company Limited and
                                                      This objective may be  Western Asset Management
                                                      changed without        Company)
                                                      shareholder approval.
                      ----------------------------------------------------------------------------------------
VAN KAMPEN LIFE       Capital Growth Portfolio        Seeks capital          Van Kampen Asset Management
INVESTMENT TRUST      (formerly, Strategic Growth     appreciation.
                      Portfolio) -- Class II Shares
                      ----------------------------------------------------------------------------------------

The current Investment Strategy for the living benefit riders is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategies Portfolio -- Class
       B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) for owners who have elected Lifetime Income Plus 2008, owners may allocate assets to Asset Allocation Model A, B, C or D or to the Build Your Own Asset Allocation Model; or

       for owners who have elected another living benefit rider, owners may allocate assets to Asset Allocation Model C.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800 352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.